SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical)		12 Months Ended
	Mar. 20, 2023 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Oct. 22, 2025 USD ($)	Oct. 22, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	May 23, 2024 USD ($)	May 23, 2024 CNY (¥)	Apr. 13, 2024 USD ($)	Apr. 13, 2024 CNY (¥)	Apr. 12, 2024
Related Party Transaction [Line Items]
Loan receivable related party									$ 867,127	¥ 6,000,000	$ 285,413	¥ 2,000,000	$ 428,119	¥ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.50%	3.50%			3.50%	3.50%	4.00%	4.00%			4.00%
Accrued Investment Income Receivable			$ 243,172	¥ 1,682,606			$ 153,860	¥ 1,093,253
Li Hongqi [Member]
Related Party Transaction [Line Items]
Repayments of related party		$ 1,300,000
Li Hongliang [Member]
Related Party Transaction [Line Items]
Repayments of related party		$ 2,900,000
China Oil Blue Ocean [Member]
Related Party Transaction [Line Items]
Loan receivable related party					$ 621,441	¥ 4,300,000
Beijing Happiness Star [Member]
Related Party Transaction [Line Items]
Accrued Investment Income Receivable			$ 9,594	¥ 66,385
ZJY Technologies [Member]
Related Party Transaction [Line Items]
Additional paid in capital	$ 10,100,000